IMPAIRMENT OF NONFINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT OF NONFINANCIAL ASSETS
Schedule of sensitivity to changes in assumptions

Changes in key assumptions	In percentage points (p.p)
Financial variables
Discount rate	+/-	1.0
Perpetuity growth rates	+/-	0.5

Operating variables
OIBDA Margin	+/-	2.0
Capex/Revenues Margin	+/-	1.5